OTHER LONG-TERM ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets Non Current [Line Items]
Realization of investment in non-marketable equity securities		$ (2,012)	$ 0	$ 0
Deferred transaction costs		$ 0	$ 371
Share Purchase Agreement (the “SPA”) [Member]
Other Assets Non Current [Line Items]
Transaction cost of sale of shares	$ 2,178